Trade Receivables, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Net [Abstract]
Bad debt expense, net	$ 4,532	$ 3,022	$ 1,333